Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While we do not have any policy or obligation that requires us to grant equity awards on specified dates, our annual RSU and PSU grants to employees are typically approved at a regularly-scheduled meeting of the Compensation and Human Capital Committee meeting that is held in February of each fiscal year, and the grants are effective in early March of each fiscal year following the public announcement of our financial results for the prior fourth quarter and fiscal year and the filing of our Annual Report on Form
10-K
for the prior fiscal year. Our annual RSU grants to directors are generally approved at a meeting of our Board that is held in February of each fiscal year, and the grants are effective on the date of our next annual meeting of stockholders. For RSU and PSU awards, the number of shares subject to each equity award is calculated by dividing the dollar value of the approved award by the closing price of our common stock on the Nasdaq Global Select Market on the date of grant. During fiscal 2025, we did not grant stock options, stock appreciation rights and/or similar option-like instruments to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.